Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after June 30, 2021, up through September 7, 2021, the Company issued the unaudited condensed consolidated financial statements.

The Company is currently in default under Iliad Note with the outstanding balance of $503,571 in principal and $756,409 accrued interest at December 31, 2020. The remaining outstanding balance of Iliad Note was $1,259,980 at June 30, 2021. At the date of filing, both parties have not reached into the mutual agreement.

On July 29, 2021, the Company and Pyram LC Architecture Limited (“Pyram”) entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $102,564. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

NOTE 14 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2020, up through April 16, 2021, the Company issued the audited consolidated financial statements.

The Company is currently in default under Iliad Note with the outstanding balance of $503,571 in principal and $733,909 accrued interest at December 31, 2020. At the date of filing, both parties have not reached into the mutual agreement.

On April 8, 2020, the Company and shareholder of OOB HK Media HK Limited (“OOB HK”) Entered into a Share Exchange Agreement, whereby the Company shall issue 239,387,189 shares of series A convertible preferred stock at a price of $0.33 per share, in exchange of 100% ownership of OOB HK, which owns 100% of Tone Rich (Shanghai) Limited that holds 69.6% of OOB Media (Sichuan) Company Limited, an advertising media technology and agency company.

On March 3, 2021, the Company approved to grant a bonus in aggregate of 8,333,335 shares of common stock, par value $0.001, to the Board of Directors and Advisory Committee members.